N-2	12 Months Ended
Feb. 28, 2026
Cover [Abstract]
Entity Central Index Key	0000846671
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Invesco High Income Trust II
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Recent Changes
The following information is a summary of certain changes made during the Trust’s most recent fiscal year. This information may not reflect all of the changes that have occurred since you purchased the Trust.
Changes to Principal Risks
Effective March 20, 2025, the Board approved the termination of the Trust’s Managed Distribution Plan (the “Plan”). Due to this termination, the Trust’s “Distribution Risk” is no longer a principal risk of the Trust and has been removed from the Trust’s principal risk disclosures below. The removal of the Plan does not mean that the Trust’s monthly distributions are being eliminated, or that the monthly frequency and timing of distributions will be altered.
 Except as noted above, during the Trust’s most recent fiscal year, there were no material changes in the Trust’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with investment in the Trust.
Investment Objective
The investment objective of Invesco High Income Trust II (the “Trust”) is to provide to its common shareholders high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of high-income producing fixed-income securities. The investment objective is fundamental and may not be changed without approval of a majority of the Trust’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Policies of the Trust
The Trust will invest primarily in high income producing fixed-income securities rated in the medium and lower categories by established rating agencies, or unrated securities determined by Invesco Advisers, Inc. (the “Adviser”) to be of comparable quality. Medium and lower grade securities are those rated BB or lower by S&P Global Ratings (“S&P”) or Ba or lower by Moody’s Ratings (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or securities that are not rated but are believed by the Adviser to be of comparable quality.† Lower-grade securities are commonly referred to as “junk bonds.” No limitation exists as to the rating category in which the Trust may invest. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the lowest rating assigned.
 The Trust generally defines high income producing fixed-income securities as corporate fixed-income securities rated between BB/Ba and C/C by S&P and Moody’s and are frequently issued by corporations in the growth stage of their development. Securities which are rated BB, B, CCC, CC and C are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
 In normal market conditions, at least 65% of the Trust’s assets will be invested in fixed-income securities. The fixed-income securities in which the Trust will invest will consist primarily of debt securities. “Fixed-income securities” which may be acquired by the Trust include all types of debt obligations having varying terms with respect to security or credit support, subordination, purchase price, interest payments and maturity. Such obligations may include, for example, bonds, debentures, notes and obligations issued or guaranteed by the United States government or any of its political subdivisions, agencies or instrumentalities. Most debt securities in which the Trust will invest will bear interest at fixed rates.
 However, the Trust reserves the right to invest without limitation in fixed-income securities that have variable rates of interest or involve equity features, such as contingent interest or participation based on revenues, sales or profits. Fixed-income securities which may be acquired also include preferred stocks that have cumulative or non-cumulative
dividend rights. Fixed-income securities also include convertible securities and zero coupon.
 The Trust may invest up to 35% of its total assets in securities rated higher than BB by S&P or higher than Ba by Moody’s or unrated securities of comparable quality and may invest a higher percentage, up to 100% of its total assets, in such higher rated securities (i) when the difference in yields between quality classifications is relatively narrow, (ii) when, consistent with seeking to maintain the dollar-weighted average maturity of the Trust’s portfolio of up to 12 years, high income producing fixed-income securities of appropriate maturities are unavailable or are available only at prices that the Adviser deems are unfavorable or (iii) when the Adviser determines that market conditions warrant a temporary, defensive policy.
 The Trust will seek to preserve capital through portfolio diversification and by limiting investments to fixed-income securities which the Adviser believes entail reasonable credit risk. The Trust has a non-fundamental
investment policy of maintaining a dollar-weighted average portfolio maturity of up to 12 years, with no limitation on the maturity of individual securities that it may acquire. Subject to the Trust’s policy of maintaining a dollar-weighted average portfolio maturity of up to 12 years, the Adviser may seek to adjust the portfolio’s maturity based on its assessment of current and projected market conditions and all factors that the Adviser deems relevant. Any decisions as to the targeted maturity of the Trust’s portfolio or any particular category of investments or of the Trust’s portfolio generally will be made based on all pertinent market factors at any given time.

Convertible Securities
. Fixed-income securities in which the Trust may invest include convertible securities, which are securities that generally pay interest and may be converted into common stock. In selecting convertible securities for the Trust, the following factors, among others, will be considered by the Adviser: (1) the Adviser’s own evaluations of the creditworthiness of the issuers of the securities; (2) the interest or dividend income generated by the securities; (3) the potential for capital appreciation of the securities and the underlying common stock; (4) the prices of the securities relative to the underlying common stocks; (5) the prices of the securities relative to other comparable securities; (6) whether the securities are entitled to the benefits of sinking funds or other protective conditions; (7) diversification of the Trust’s portfolio as to issuers and industries; and (8) whether the securities are rated by Moody’s and/or S&P and, if so, the ratings assigned.
 Zero Coupon Securities
. Fixed-income securities also include zero coupon securities issued by corporations and other private entities. The Trust is permitted to invest up to 10% of its total assets in zero coupon securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest.

Loans
. Consistent with the Trust’s strategy of investing in income securities, the Trust may invest up to 20% of its total assets in fixed and floating rate loans. Loans are typically arranged through private negotiations between the borrower and one or more lenders. Loans generally have a more senior claim in the borrower’s capital structure relative to corporate bonds or other subordinated debt. The loans in which the Trust invests are generally in the form of loan assignments and participations of all or a portion of a loan from another lender. In the case of an assignment, the Trust acquires direct rights against the borrower on the loan, however, the Trust’s rights and obligations as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In the case of a participation, the Trust typically has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In the event of insolvency of the lender selling the participation, the Trust may be treated as a general creditor of the lender and may not benefit from any setoff between the lender and the borrower.

Restricted and Illiquid Securities
. The Trust may invest up to 20% of its total assets in fixed-income securities that are not readily marketable. No security that is not readily marketable will be acquired unless the Adviser believes such security to be of comparable quality to publicly-traded securities in which the Trust may invest. Certain fixed-income securities are somewhat liquid and may become more liquid as secondary markets for these securities continue to develop. These securities will be included in, or excluded from, the 20% limitation on a case-by-case
basis by the Adviser depending on the perceived liquidity of the security and market involved.

Rule 144A Securities and Other Exempt Securities
. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended.
Non-Dollar
Denominated Securities.
The Trust may invest a portion or all of its total assets in securities issued by foreign governments or foreign corporations; provided, however, that the Trust may not invest more than 30% of its total assets in
non-U.S.
dollar denominated securities. The same
quality levels currently permitted by the Trust for all investments, will apply to foreign investments. The Trust may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries.
 The Trust may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency.

Derivatives
. The Trust can invest in derivative instruments, including swap contracts (including credit default swaps, total return swaps, interest rate swaps and volatility swaps), options (including interest rate options, credit default swap options and swaptions), futures contracts (including interest rate futures) and forward foreign currency contracts. The Trust can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates, and credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Trust can further use total return swaps to gain exposure to a reference asset and volatility swaps to adjust the volatility profile of the Trust. The Trust can use options, including credit default swap options, to gain the right to enter into a credit default swap at a specified future date and swaptions (options on swaps) to manage interest rate risk. The Trust can also use options on bond or interest rate futures contracts to increase or reduce its exposure to interest rate changes.
 The Trust can engage in forward foreign currency contracts, currency futures and currency options to mitigate the risk of foreign currency exposure.
 Real Estate Investment Trusts
(“REITS”)
. The Trust may also invest in real estate investment trusts (REITs).

Exchange-Traded Funds
. The Trust may also invest in exchange-traded funds.

Borrowing
. The Trust currently utilizes leverage in the form of borrowings in an effort to maximize returns. The amount of borrowings outstanding from time to time may vary, depending on the Adviser’s analysis of market conditions and interest rate movements.

Money Market Funds
. To the extent permitted by applicable law and the Trust’s investment objectives, policies, and restrictions, the Trust may invest all or some of its short-term cash investments in money market funds, including money market funds advised or managed by the Adviser or its affiliates. When the Trust purchases shares of another investment company, including an affiliated money market fund, the Trust will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
 Temporary Defensive Investments.
The Trust may invest up to 100% of its assets in investments that may be inconsistent with the Trust’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or other atypical circumstances. As a result, the Trust may not achieve its investment objective.

Investment Process
. In selecting securities for the Trust’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up
fundamental analysis of an issuer before its securities are purchased by the Trust. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt). The credit research process utilized by the Trust to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Trust and not all issuers or investments in the Trust may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Trust will rate strongly on ESG criteria. The bottom-up
fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other similar rated bonds, and a top-down
analysis of sector and macro-economic trends, such as changes in interest rates. The portfolio managers attempt to control the Trust’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries.
 Although the Trust is actively managed, it is reviewed regularly against its style-specific benchmark index (the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) to assess the portfolio’s relative risk and its positioning.
 Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Trust’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Trust’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Trust.

Risk Factors [Table Text Block]
Principal Risks of Investing in the Trust
As with any fund investment, loss of money is a risk of investing. The risks associated with an investment in the Trust can increase during times of significant market volatility. The principal risks of investing in the Trust are:

Market Risk
. The market values of the Trust’s investments, and therefore the value of the Trust’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Trust’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Trust’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Trust’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Trust’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value. Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as
non-U.S.
issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Trust has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental
organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Trust invests.
∎
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension
. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example continuing conflicts between Russia and Ukraine in Europe and the war in Iran, have the potential to adversely impact the Trust’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Trust performance and the value of an investment in the Trust, even beyond any direct investment exposure the Trust may have to issuers located in or with significant exposure to an impacted country or geographic regions.

High Yield Debt Securities (Junk Bond) Risk
. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Trust to a substantial risk of loss.

Debt Securities Risk
. The prices of debt securities held by the Trust will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Trust to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Trust’s distributable income because interest payments on floating rate debt instruments held by the Trust will decline. The Trust could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Trust is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Trust may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Trust’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
 Changing Fixed Income Market
Conditions Risk
. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Trust, including its operations, universe of potential investment options, and return potential.

Credit Risk
. The issuers of instruments in which the Trust invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Trust invests in junk bonds, which may cause the Trust to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Trust may be unable to obtain full recovery on such amounts.

Interest Rate Risk
. Interest rate risk is the risk that rising interest rates will cause the values of the Trust’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Trust’s investments in new securities may be at lower yields and may reduce the Trust’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.

Market Discount from Net Asset Value Risk
. Shares of
closed-end
investment companies like the Trust frequently trade at prices lower than their net asset value. Because the market price of the Trust’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Trust, the Trust cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.

Income Risk
. The income you receive from the Trust is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Trust may drop as well. The more the Trust invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Trust’s income risk.

Call Risk
. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Trust in securities bearing the new, lower interest rates, resulting in a possible decline in the Trust’s income and distributions to shareholders.

Convertible Securities Risk
. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.

Derivatives Risk
. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Trust the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Trust sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Trust’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Trust may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Trust may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Trust’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Forward Foreign Currency Contracts Risk
. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Trust’s holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.

Futures Contracts Risk
. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Trust may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Options Risk
. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.

Swap Transactions Risk
. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Trust. Swap agreements are privately negotiated in the over-the-counter
market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Trust faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.

Liquidity Risk
. The Trust may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress.

Restricted Securities Risk
. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Trust from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Trust may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.

Rule 144A Securities and Other Exempt Securities Risk
. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Trust may have difficulty selling such securities at a desirable time or price. As a result, the Trust’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Trust) to keep certain offering information confidential, which could adversely affect the ability of the Trust to sell such securities.

Unrated Securities Risk
. The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-
grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Trust might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Trust buys it will not require the Trust to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Trust’s portfolio.

Borrowing and Leverage Risk
. The Trust can borrow up to
one-third
of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create “leverage.” In that case, changes in the value of the Trust’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Trust’s return if the yield on the securities purchased is less than those borrowing costs.

Foreign Exposure Risk
. Although the Trust may invest in securities of companies listed on U.S. securities exchanges, the international operations of those companies may create exposure to foreign markets where such companies operate. The international operations of many companies expose them to risks associated with political, social or economic events in other countries or regions, which may include instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.

Emerging Markets Investment Risk
. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
 Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Trust’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
 Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
 Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
 Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Risk of Investing in Loans
. There are a number of risks associated with an investment in loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Trust’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding loans is also directly tied to the risk of insolvency or bankruptcy of the borrower. If the borrower defaults on its obligation to pay, there is the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. The value of loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Trust to lose income or principal on a particular investment, which in turn could affect the Trust’s returns. Additionally, valuation of loans may require greater research due to limited public information available and elements of judgment may play a greater role in valuation since there may be a lack of objective data available. Loans may include floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Trust may experience lower levels of recoveries than has historically been the norm.

ESGRisk
. Because the Trust evaluates ESG factors to assess and exclude certain investments for non-financial
reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of issuers that score favorably under the Trust’s ESG scoring methodology may underperform similar issuers that do not score as well or may underperform the market as a whole. As a result, the Trust may underperform funds that do not screen or score issuers based on ESG factors or funds that use a different ESG methodology. Information used by the Trust to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Trust’s ability to apply its methodology, which in turn could negatively impact the Trust’s performance. In addition, the Trust’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Trust’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

Preferred Securities Risk
. Preferred securities are subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred securities.
Preferred securities may be less liquid than many other types of securities, such as common stock, and generally provide no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred securities generally pay dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred securities to a greater risk of non-payment
than more senior securities. Because of the subordinated position of preferred securities in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, preferred securities’ quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of preferred securities may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return. Variable rate preferred securities may be subject to greater liquidity risk than other preferred securities, meaning that there may be limitations on the Trust’s ability to sell those securities at any given time. In addition, the floating rate feature of such preferred securities means that they generally will not experience capital appreciation in a declining interest rate environment.
 Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Trust owns a security that is deferring or omitting its distributions, the Trust may be required to report the distribution on its tax returns, even though it may not have received any income. Dividend payments on a preferred security typically must be declared by the issuer’s board of directors, unlike interest payments on debt securities. However, an issuer’s board of directors generally is not under any obligation to declare a dividend for an issuer (even if such dividends have accrued). If an issuer of preferred securities experiences economic difficulties, those securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend.

REIT Risk/Real Estate Risk
. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap
companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Trust, the Trust may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Recently, commercial real estate foreclosures have notably increased due to sustained higher interest rates and the marked prevalence of remote work arrangements in the wake of the
COVID-19
pandemic, which has resulted in a waning demand for commercial office space. These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments affecting the real estate industry could adversely affect the real estate companies in which the Trust invests.

Exchange-Traded Funds Risk
. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Trust indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Trust may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Trust incurring obligations beyond its investments, but nonetheless permits the Trust to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.

Zero Coupon or
Pay-In-Kind
Securities Risk
. Zero coupon and
pay-in-kind
securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying
instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind
securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind
securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans.
Pay-in-kind
securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind
securities.

U.S. Government Obligations Risk
.U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Money Market Fund Risk
. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Trust may lose money by investing in money market funds. A money market fund’s sponsor is not required to reimburse the money market fund for losses. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.

Valuation Risk
. The price the Trust could receive upon the sale of a portfolio investment may differ from the Trust’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of
non-U.S.
issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a
non-U.S.
security held by the Trust. When market quotations are not readily available for Trust investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Trust could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Trust’s net asset value, and it is possible that the Trust could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Management Risk
. The Trust is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Trust’s portfolio. The Trust could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Trust, which may also adversely affect the ability of the Trust to achieve its investment objective.
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
. The market values of the Trust’s investments, and therefore the value of the Trust’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Trust’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Trust’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis or other events may have a significant impact on the value of the Trust’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability to effectively implement the Trust’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value. Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as
non-U.S.
issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole and the securities to which the Trust has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government as projected by governmental agencies and non-governmental
organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Trust invests.
Market Disruption Risks Related to Armed Conflict And Geopolitical Tension [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
∎
Market Disruption Risks Related to Armed Conflict and Geopolitical Tension
. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example continuing conflicts between Russia and Ukraine in Europe and the war in Iran, have the potential to adversely impact the Trust’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Trust performance and the value of an investment in the Trust, even beyond any direct investment exposure the Trust may have to issuers located in or with significant exposure to an impacted country or geographic regions.

High Yield Debt Securities (Junk Bond) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Debt Securities (Junk Bond) Risk
. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Trust to a substantial risk of loss.
Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk
. The prices of debt securities held by the Trust will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Trust to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Trust’s distributable income because interest payments on floating rate debt instruments held by the Trust will decline. The Trust could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Trust is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Trust may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Trust’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
 Changing Fixed Income Market
Conditions Risk
. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Trust, including its operations, universe of potential investment options, and return potential.
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
. The issuers of instruments in which the Trust invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Trust invests in junk bonds, which may cause the Trust to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust’s securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings and the Trust may be unable to obtain full recovery on such amounts.
Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
. Interest rate risk is the risk that rising interest rates will cause the values of the Trust’s investments to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Trust’s investments in new securities may be at lower yields and may reduce the Trust’s income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. “Zero-coupon” or “stripped” securities may be particularly sensitive to interest rate changes.
Market Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value Risk
. Shares of
closed-end
investment companies like the Trust frequently trade at prices lower than their net asset value. Because the market price of the Trust’s common shares is determined by factors such as relative market supply and demand, general market and economic circumstances, and other factors beyond the control of the Trust, the Trust cannot predict whether its shares of common stock will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Trust’s net asset value could decrease as a result of investment activities. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.
Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk
. The income you receive from the Trust is based primarily on interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Trust may drop as well. The more the Trust invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Trust’s income risk.
Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk
. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Trust in securities bearing the new, lower interest rates, resulting in a possible decline in the Trust’s income and distributions to shareholders.
Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Trust the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Trust sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Trust’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Trust may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Trust may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Trust’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Forward Foreign Currency Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Foreign Currency Contracts Risk
. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Trust’s holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
Futures Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Contracts Risk
. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Trust may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risk
. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Swap Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swap Transactions Risk
. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Trust. Swap agreements are privately negotiated in the over-the-counter
market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Trust faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
. The Trust may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress.
Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted Securities Risk
. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Trust from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Trust may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk
. The Trust may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”). These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Trust may have difficulty selling such securities at a desirable time or price. As a result, the Trust’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Trust) to keep certain offering information confidential, which could adversely affect the ability of the Trust to sell such securities.
Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unrated Securities Risk
. The Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment- grade” or “below-investment-grade” if judged by the Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Trust might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility. A reduction in the rating of a security after the Trust buys it will not require the Trust to dispose of the security. However, the Adviser will evaluate such downgraded securities to determine whether to keep them in the Trust’s portfolio.
Borrowing and Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing and Leverage Risk
. The Trust can borrow up to
one-third
of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create “leverage.” In that case, changes in the value of the Trust’s investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Trust’s return if the yield on the securities purchased is less than those borrowing costs.
Foreign Exposure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Exposure Risk
. Although the Trust may invest in securities of companies listed on U.S. securities exchanges, the international operations of those companies may create exposure to foreign markets where such companies operate. The international operations of many companies expose them to risks associated with political, social or economic events in other countries or regions, which may include instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.
Emerging Markets Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Investment Risk
. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
 Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Trust’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
 Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
 Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
 Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Risk of Investing in Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investing in Loans
. There are a number of risks associated with an investment in loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Trust’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding loans is also directly tied to the risk of insolvency or bankruptcy of the borrower. If the borrower defaults on its obligation to pay, there is the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. The value of loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Trust to lose income or principal on a particular investment, which in turn could affect the Trust’s returns. Additionally, valuation of loans may require greater research due to limited public information available and elements of judgment may play a greater role in valuation since there may be a lack of objective data available. Loans may include floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Trust may experience lower levels of recoveries than has historically been the norm.
ESGRisk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESGRisk
. Because the Trust evaluates ESG factors to assess and exclude certain investments for non-financial
reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of issuers that score favorably under the Trust’s ESG scoring methodology may underperform similar issuers that do not score as well or may underperform the market as a whole. As a result, the Trust may underperform funds that do not screen or score issuers based on ESG factors or funds that use a different ESG methodology. Information used by the Trust to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Trust’s ability to apply its methodology, which in turn could negatively impact the Trust’s performance. In addition, the Trust’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Trust’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.
Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
. Preferred securities are subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred securities.
Preferred securities may be less liquid than many other types of securities, such as common stock, and generally provide no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred securities generally pay dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred securities to a greater risk of non-payment
than more senior securities. Because of the subordinated position of preferred securities in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, preferred securities’ quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of preferred securities may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return. Variable rate preferred securities may be subject to greater liquidity risk than other preferred securities, meaning that there may be limitations on the Trust’s ability to sell those securities at any given time. In addition, the floating rate feature of such preferred securities means that they generally will not experience capital appreciation in a declining interest rate environment.
 Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Trust owns a security that is deferring or omitting its distributions, the Trust may be required to report the distribution on its tax returns, even though it may not have received any income. Dividend payments on a preferred security typically must be declared by the issuer’s board of directors, unlike interest payments on debt securities. However, an issuer’s board of directors generally is not under any obligation to declare a dividend for an issuer (even if such dividends have accrued). If an issuer of preferred securities experiences economic difficulties, those securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend.

REIT Risk/Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk/Real Estate Risk
. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap
companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Trust, the Trust may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes. Recently, commercial real estate foreclosures have notably increased due to sustained higher interest rates and the marked prevalence of remote work arrangements in the wake of the
COVID-19
pandemic, which has resulted in a waning demand for commercial office space. These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments affecting the real estate industry could adversely affect the real estate companies in which the Trust invests.
Exchange Traded Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Exchange-Traded Funds Risk
. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Trust indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Trust may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Trust incurring obligations beyond its investments, but nonetheless permits the Trust to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Zero Coupon or PayInKind Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero Coupon or
Pay-In-Kind
Securities Risk
. Zero coupon and
pay-in-kind
securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying
instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind
securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind
securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans.
Pay-in-kind
securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind
securities.
U.S. Government Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Obligations Risk
.U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Money Market Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Money Market Fund Risk
. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Trust may lose money by investing in money market funds. A money market fund’s sponsor is not required to reimburse the money market fund for losses. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
. The price the Trust could receive upon the sale of a portfolio investment may differ from the Trust’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of
non-U.S.
issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a
non-U.S.
security held by the Trust. When market quotations are not readily available for Trust investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Trust could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Trust’s net asset value, and it is possible that the Trust could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
. The Trust is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Trust’s portfolio. The Trust could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Trust, which may also adversely affect the ability of the Trust to achieve its investment objective.
Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Q.
Bank Loan Risk
– Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
R.
Leverage Risk
– The Trust utilizes leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
S.
Other Risks
– Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Trust to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Notes [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust’s investment objective is to provide its common shareholders high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of high-income producing fixed-income securities.